UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ------------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ------------------------------------
          Chicago, IL 60603
          ------------------------------------

13F File Number:  28-4021
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Kendall
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3997
        ---------------------------------------------------

Signature, Place, and Date of Signing:


   /s/Stephen F. Kendall         Chicago, IL              August 15, 2011
   ---------------------        -------------             ---------------
        [Signature]             [City, State]                  [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     75
                                            ---------------------
Form 13F Information Table Value Total:     $250,804
                                            ---------------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
                                       2

                                                  Skyline Asset Management, L.P.
                                                            30-Jun-11

    ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
A. O. Smith Corporation          COM        831865209  2,855         67,500 SH         Sole                     67,500
A. Schulman, Inc.                COM        808194104  3,627        144,000 SH         Sole                    144,000
Anixter International Inc.       COM        035290105  2,751         42,100 SH         Sole                     42,100
Asbury Automotive Group, Inc.    COM        043436104  6,136        331,157 SH         Sole                    331,157
Ascena Retail Group, Inc.        COM        04351G101  3,997        117,400 SH         Sole                    117,400
Aspen Insurance Holdings Limit   SHS        G05384105  1,999         77,673 SH         Sole                     77,673
Benchmark Electronics, Inc.      COM        08160H101  3,815        231,239 SH         Sole                    231,239
Berkshire Hills Bancorp, Inc.    COM        084680107  3,095        138,212 SH         Sole                    138,212
Big 5 Sporting Goods Corporati   COM        08915P101    579         73,622 SH         Sole                     73,622
Big Lots, Inc.                   COM        089302103  3,673        110,800 SH         Sole                    110,800
Black Box Corporation            COM        091826107  2,749         87,912 SH         Sole                     87,912
Bristow Group Inc.               COM        110394103  3,571         70,000 SH         Sole                     70,000
CAI International, Inc.          COM        12477X106  1,819         88,050 SH         Sole                     88,050
CBIZ, Inc.                       COM        124805102  3,778        513,375 SH         Sole                    513,375
CRA International, Inc.          COM        12618T105  5,486        202,519 SH         Sole                    202,519
Charles River Laboratories Int COM NEW      159864107  1,520         37,400 SH         Sole                     37,400
Columbia Banking System, Inc.    COM        197236102  2,655        154,200 SH         Sole                    154,200
Columbus McKinnon Corporation    COM        199333105  4,096        228,050 SH         Sole                    228,050
CoreLogic, Inc.                  COM        21871D103  3,556        212,800 SH         Sole                    212,800
Delphi Financial Group, Inc.     CLA        247131105  4,024        137,762 SH         Sole                    137,762
Douglas Dynamics, Inc.           COM        25960R105  2,655        168,173 SH         Sole                    168,173
Drew Industries Incorporated   COM NEW      26168L205  2,966        120,000 SH         Sole                    120,000
EnPro Industries, Inc.         COM NEW      29355X107  2,658         55,300 SH         Sole                     55,300
Energy Partners, LTD.            COM        29270U303  2,453        165,600 SH         Sole                    165,600
First Financial Bancorp          COM        320209109  4,082        244,600 SH         Sole                    244,600
GP Strategies Corporation        COM        36225V104  6,213        454,806 SH         Sole                    454,806
Generac Holdings, Inc.           COM        368736104  2,520        129,876 SH         Sole                    129,876
General Cable Corporation        COM        369300108  4,309        101,200 SH         Sole                    101,200
Group 1 Automotive, Inc.         COM        398905109  3,410         82,800 SH         Sole                     82,800
Health Management Associates,    COM        421933102  2,761        256,100 SH         Sole                    256,100
Hudson Valley Holding Corp.    COM NEW      444172100  2,756        142,700 SH         Sole                    142,700
Huron Consulting Group Inc.    COM NEW      447462102  2,462         81,500 SH         Sole                     81,500
Insperity, Inc.                  COM        45778Q107  2,857         96,500 SH         Sole                     96,500
Intermec, Inc.                   COM        458786100  2,292        207,600 SH         Sole                    207,600



     ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
Jos. A. Bank Clothiers, Inc.     COM        480838101  5,223        104,435 SH         Sole                    104,435
Kennametal Inc.                  COM        489170100  4,251        100,700 SH         Sole                    100,700
La-Z-Boy Incorporated          COM NEW      505336107  2,716        275,200 SH         Sole                    275,200
MB Financial, Inc.               COM        55264U108  3,479        180,800 SH         Sole                    180,800
McGrath RentCorp                 COM        580589109  3,968        141,300 SH         Sole                    141,300
Meritor, Inc.                    COM        59001K100  2,979        185,727 SH         Sole                    185,727
Modine Manufacturing Company     COM        607828100  3,172        206,400 SH         Sole                    206,400
Monotype Imaging Holdings Inc.   COM        61022P100  5,075        359,200 SH         Sole                    359,200
NTELOS Holdings Corp.          COM NEW      67020Q107  1,166         57,100 SH         Sole                     57,100
NV Energy Inc.                   COM        67073Y106  4,049        263,800 SH         Sole                    263,800
NeuStar, Inc.                    CLA        64126X201  3,204        122,300 SH         Sole                    122,300
ON Semiconductor Corporation     COM        682189105  3,771        360,194 SH         Sole                    360,194
Ocwen Financial Corporation      COM        675746309  3,575        280,200 SH         Sole                    280,200
Park Sterling Corporation        COM        70086Y105  2,578        519,700 SH         Sole                    519,700
Pharmaceutical Product Develop   COM        717124101  3,967        147,800 SH         Sole                    147,800
Quaker Chemical Corporation    COM NEW      747316107  4,163         96,800 SH         Sole                     96,800
RF Micro Devices, Inc.           COM        749941100  2,635        430,600 SH         Sole                    430,600
Reinsurance Group Of America,    COM        759351604  5,736         94,247 SH         Sole                     94,247
Rudolph Technologies, Inc.       COM        781270103  2,197        205,100 SH         Sole                    205,100
SFN Group, Inc.                  COM        784153108  2,744        301,900 SH         Sole                    301,900
SYNNEX Corporation               COM        87162W100  3,349        105,654 SH         Sole                    105,654
Sabra Health Care REIT, Inc.     COM        78573L106  2,279        136,366 SH         Sole                    136,366
Sanmina-SCI Corporation          COM        800907206  2,079        201,300 SH         Sole                    201,300
Signet Jewelers Limited          SHS        G81276100  3,515         75,100 SH         Sole                     75,100
Sirona Dental Systems, Inc.      COM        82966C103  2,570         48,400 SH         Sole                     48,400
Solutia Inc.                   COM NEW      834376501  3,028        132,500 SH         Sole                    132,500
Swift Transportation Co., Inc.   COM        87074U101  4,092        302,000 SH         Sole                    302,000
Symetra Financial Corporation    COM        87151Q106  3,951        294,200 SH         Sole                    294,200
TNS, Inc.                        COM        872960109  3,489        210,200 SH         Sole                    210,200
Teleflex Incorporated            COM        879369106  4,312         70,620 SH         Sole                     70,620
Textainer Group Holdings Limit   SHS        G8766E109  2,899         94,300 SH         Sole                     94,300
The Hanover Insurance Group, I   COM        410867105  4,035        107,000 SH         Sole                    107,000
Tower International Inc.       COM NEW      891826109  2,662        150,500 SH         Sole                    150,500
Triumph Group, Inc.              COM        896818101  5,318         53,400 SH         Sole                     53,400
United Rentals, Inc.             COM        911363109  2,395         94,300 SH         Sole                     94,300
Valassis Communications, Inc.    COM        918866104  3,939        130,000 SH         Sole                    130,000



     ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
Validus Holdings, Ltd.           SHS        G9319H102  2,919         94,300 SH         Sole                     94,300
Virtusa Corporation              COM        92827P102  2,809        148,216 SH         Sole                    148,216
Warnaco Group, Inc.              COM        934390402  3,192         61,100 SH         Sole                     61,100
Watts Water Technologies, Inc.   COM        942749102  3,969        112,100 SH         Sole                    112,100
Winnebago Industries, Inc.     COM NEW      974637100  3,180        329,200 SH         Sole                    329,200
TOTAL                                                250,804